Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000
Temporary equity, shares outstanding	10,500,000	10,500,000
Temporary equity, per shares possible redemption	$ 10.52	$ 10.20
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	2,625,000	2,625,000
Common stock, shares outstanding	2,625,000	2,625,000
Ocean Biomedical Inc [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	180,564,262	180,564,262
Common stock, shares issued	17,496,370	17,496,370
Common stock, shares outstanding	17,496,370	17,496,370